Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
The following table presents EQM's outstanding debt as of December 31, 2017 and 2016.

	December 31, 2017			December 31, 2016
	Principal	Carrying Value (a)	Fair Value (b)	Principal	Carrying Value (a)	Fair Value (b)
	(Thousands)
$1 Billion Facility	$180,000	$180,000	$180,000	$—	$—	$—
364-Day Facility	—	—	—	—	—	—
4.00% Senior Notes due 2024	500,000	494,939	504,110	500,000	494,170	493,125
4.125% Senior Notes due 2026	500,000	492,413	501,990	500,000	491,562	488,460
Total debt	$1,180,000	$1,167,352	$1,186,100	$1,000,000	$985,732	$981,585

(a)	Carrying value of the senior notes represents principal amount less unamortized debt issuance costs and debt discounts.

(b)	See Note 1 for a discussion of fair value measurements.